PORTFOLIO OF INVESTMENTS – as of March 31, 2023 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)

Common Stocks – 97.6% of Net Assets
	Aerospace & Defense – 2.4%
87,345	Boeing Co.(a)	$18,554,698

	Air Freight & Logistics – 0.6%
45,018	Expeditors International of Washington, Inc.	4,957,382

	Automobile Components – 0.1%
17,730	Mobileye Global, Inc., Class A(a)	767,177

	Automobiles – 3.2%
351,200	General Motors Co.	12,882,016
58,870	Tesla, Inc.(a)	12,213,170

		25,095,186

	Banks – 3.8%
313,705	Citigroup, Inc.	14,709,627
396,000	Wells Fargo & Co.	14,802,480

		29,512,107

	Beverages – 2.5%
12,349	Boston Beer Co., Inc., Class A(a)	4,059,117
291,216	Monster Beverage Corp.(a)	15,728,576

		19,787,693

	Biotechnology – 3.1%
51,418	Alnylam Pharmaceuticals, Inc.(a)	10,300,054
15,123	BioMarin Pharmaceutical, Inc.(a)	1,470,560
58,172	CRISPR Therapeutics AG(a)	2,631,120
11,896	Regeneron Pharmaceuticals, Inc.(a)	9,774,586

		24,176,320

	Broadline Retail – 4.9%
46,667	Alibaba Group Holding Ltd., ADR(a)	4,768,434
321,454	Amazon.com, Inc.(a)	33,202,984

		37,971,418

	Building Products – 1.2%
181,600	Masco Corp.	9,029,152

	Capital Markets – 10.6%
108,545	Charles Schwab Corp.	5,685,587
14,214	FactSet Research Systems, Inc.	5,900,089
37,900	Goldman Sachs Group, Inc.	12,397,469
137,100	Intercontinental Exchange, Inc.	14,298,159
391,100	KKR & Co., Inc.	20,540,572
11,760	MSCI, Inc.	6,581,955
88,720	SEI Investments Co.	5,105,836
166,900	State Street Corp.	12,632,661

		83,142,328

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – 3.6%
549,700	Ally Financial, Inc.	$14,011,853
150,485	Capital One Financial Corp.	14,470,638

		28,482,491

	Entertainment – 4.1%
67,433	Netflix, Inc.(a)	23,296,753
83,459	Walt Disney Co.(a)	8,356,750

		31,653,503

	Financial Services – 5.0%
65,255	Block, Inc.(a)	4,479,756
123,100	Fiserv, Inc.(a)	13,913,993
60,823	PayPal Holdings, Inc.(a)	4,618,898
69,676	Visa, Inc., Class A	15,709,151

		38,721,798

	Health Care Equipment & Supplies – 0.4%
13,379	Intuitive Surgical, Inc.(a)	3,417,933

	Health Care Providers & Services – 1.3%
39,300	HCA Healthcare, Inc.	10,362,624

	Health Care Technology – 1.6%
205,228	Doximity, Inc., Class A(a)	6,645,283
32,914	Veeva Systems, Inc., Class A(a)	6,049,264

		12,694,547

	Hotels, Restaurants & Leisure – 3.8%
4,410	Booking Holdings, Inc.(a)	11,697,128
76,037	Starbucks Corp.	7,917,733
95,808	Yum China Holdings, Inc.	6,073,269
30,234	Yum! Brands, Inc.	3,993,307

		29,681,437

	Insurance – 1.6%
52,100	Willis Towers Watson PLC	12,106,998

	Interactive Media & Services – 11.7%
345,282	Alphabet, Inc., Class A(a)	35,816,102
40,633	Alphabet, Inc., Class C(a)	4,225,832
191,029	Meta Platforms, Inc., Class A(a)	40,486,686
403,200	Pinterest, Inc., Class A(a)	10,995,264

		91,523,884

	IT Services – 0.6%
93,701	Shopify, Inc., Class A(a)	4,492,026

	Life Sciences Tools & Services – 0.9%
29,524	Illumina, Inc.(a)	6,865,806

	Machinery – 2.0%
7,395	Deere & Co.	3,053,248

Shares	Description	Value (†)

Common Stocks – continued
	Machinery – continued
37,400	Parker-Hannifin Corp.	$12,570,514

		15,623,762

	Media – 3.5%
38,210	Charter Communications, Inc., Class A(a)	13,664,278
359,380	Comcast Corp., Class A	13,624,096

		27,288,374

	Oil, Gas & Consumable Fuels – 2.9%
286,641	APA Corp.	10,336,274
107,938	EOG Resources, Inc.	12,372,933

		22,709,207

	Pharmaceuticals – 1.8%
49,882	Novartis AG, ADR	4,589,144
36,615	Novo Nordisk AS, ADR	5,826,911
108,812	Roche Holding AG, ADR	3,901,998

		14,318,053

	Real Estate Management & Development – 1.6%
175,300	CBRE Group, Inc., Class A(a)	12,763,593

	Semiconductors & Semiconductor Equipment – 4.1%
90,055	NVIDIA Corp.	25,014,578
54,323	QUALCOMM, Inc.	6,930,528

		31,945,106

	Software – 13.0%
55,777	Autodesk, Inc.(a)	11,610,540
37,165	Microsoft Corp.	10,714,670
352,694	Oracle Corp.	32,772,326
126,544	Salesforce, Inc.(a)	25,280,960
104,188	Workday, Inc., Class A(a)	21,518,990

		101,897,486

	Textiles, Apparel & Luxury Goods – 0.4%
357,200	Under Armour, Inc., Class A(a)	3,389,828

	Tobacco – 1.3%
230,700	Altria Group, Inc.	10,293,834

	Total Common Stocks (Identified Cost $578,666,212)	763,225,751

Principal Amount

Short-Term Investments – 2.3%
$ 17,665,588	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $17,668,679 on 4/03/2023 collateralized by $9,300,400 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $9,066,802; $8,845,400 U.S. Treasury Note, 3.875% due 9/30/2029 valued at $8,952,164 including accrued interest(b) (Identified Cost $17,665,588)	17,665,588

	Total Investments – 99.9% (Identified Cost $596,331,800)	$780,891,339
	Other assets less liabilities – 0.1%	632,874

	Net Assets – 100.0%	$781,524,213

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$763,225,751	$—	$—	$763,225,751
Short-Term Investments	—	17,665,588	—	17,665,588

Total Investments	$763,225,751	$17,665,588	$—	$780,891,339

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2023 (Unaudited)

Software	13.0%
Interactive Media & Services	11.7
Capital Markets	10.6
Financial Services	5.0
Broadline Retail	4.9
Semiconductors & Semiconductor Equipment	4.1
Entertainment	4.1
Hotels, Restaurants & Leisure	3.8
Banks	3.8
Consumer Finance	3.6
Media	3.5
Automobiles	3.2
Biotechnology	3.1
Oil, Gas & Consumable Fuels	2.9
Beverages	2.5
Aerospace & Defense	2.4
Machinery	2.0
Other Investments, less than 2% each	13.4
Short-Term Investments	2.3

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%